Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax provision at U.S. Federal statutory rate	$ 70	$ 45	$ 98	$ 86
Dividends received deduction ("DRD")	(16)	(14)	(28)	(34)
Foreign related investments	(2)	(1)	(4)	(7)
Other	(1)	0	0	(1)
Total income tax expense	$ 51	$ 30	$ 66	$ 44